Loans And Leases (Activity In ALLL By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,970	$ 6,925
Addition to (reduction in) provision for loan losses
Charge-offs	(6)
Recoveries	48	45
Ending balance	7,012	6,970
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,984	1,647
Addition to (reduction in) provision for loan losses	(167)	335
Charge-offs
Recoveries	2	2
Ending balance	1,819	1,984
Single-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	912	735
Addition to (reduction in) provision for loan losses	131	157
Charge-offs	(6)
Recoveries	24	20
Ending balance	1,061	912
Multi-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	660	716
Addition to (reduction in) provision for loan losses	(48)	(56)
Charge-offs
Recoveries
Ending balance	612	660
Real Estate Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,143	2,727
Addition to (reduction in) provision for loan losses	131	(584)
Charge-offs
Recoveries
Ending balance	2,274	2,143
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	672	580
Addition to (reduction in) provision for loan losses	67	92
Charge-offs
Recoveries
Ending balance	739	672
Home Equity Lines Of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	597	486
Addition to (reduction in) provision for loan losses	(209)	88
Charge-offs
Recoveries	22	23
Ending balance	410	597
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2	34
Addition to (reduction in) provision for loan losses	95	(32)
Charge-offs
Recoveries
Ending balance	$ 97	$ 2